Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate amounts of time deposits of $100,000 or more	$ 2,185,277	$ 2,233,044
Aggregate amounts of deposits in offices outside Panama	229,170	220,340
Interest expense paid to deposits in offices outside Panama	$ 1,332	$ 983